Subsequent Events (Details) - USD ($)	Feb. 21, 2024	Jan. 19, 2024	Oct. 26, 2023
Subsequent Events [Line Items]
Unsecured promissory note			$ 100,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Trust account	$ 100,000	$ 100,000